SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Management has performed a review of items occurring after March 31, 2023 to determine if there were any that would require adjustment to in disclosure in the accompanying consolidated financial statements noting no such items.